Deferred Acquisition Costs and Deferred Sales Inducements - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Insurance [Abstract]
Write-off of deferred acquisition costs	$ 626
Write-off of deferred sales inducement costs	$ 138